CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Total Renren Inc.'s equity [Member]	Treasury shares [Member]	Additional paid-in capital [Member]	Subscription receivable [Member]	Accumulated deficit [Member]	Statutory reserves [Member]	Accumulated other comprehensive income [Member]	Non-controlling interest [Member]	Class A ordinary shares [Member] Ordinary shares [Member]	Class B ordinary shares [Member] Ordinary shares [Member]
Balance at Dec. 31, 2012	$ 1,105,130	$ 1,104,915		$ 1,319,044	$ (229)	$ (261,459)	$ 6,712	$ 39,714	$ 215	$ 730	$ 403
Balance (in shares) at Dec. 31, 2012										729,848,742	402,680,117
Increase (Decrease) in Shareholders' Equity
Stock-based compensation	16,138	16,138		$ 16,138
Other comprehensive income	135,067	135,067						$ 135,067
Net income	63,641	63,733				$ 63,733			$ (92)
Exercise of share option and restricted shares vesting	4,032	4,032		$ 4,013						$ 17	$ 2
Exercise of share option and restricted shares vesting (in shares)										16,763,199	2,708,333
Repurchase of ordinary shares	$ (55,574)	$ (55,574)		$ (55,517)						$ (57)
Repurchase of ordinary shares (in shares)										(56,635,569)
Transfer Class B shares to Class A shares										$ 100	$ (100)
Transfer Class B shares to Class A shares (in shares)										100,000,000	(100,000,000)
Bad debt provision of share subscription receivables	$ 229	$ 229			$ 229
Receipt of repayment from shareholder	1,605	1,605		$ 1,605
Balance at Dec. 31, 2013	1,270,268	1,270,145		1,285,283		$ (197,726)	$ 6,712	$ 174,781	$ 123	$ 790	$ 305
Balance (in shares) at Dec. 31, 2013										789,976,372	305,388,450
Increase (Decrease) in Shareholders' Equity
Stock-based compensation	23,604	23,604		$ 23,604
Other comprehensive income	(167,007)	(167,007)						$ (167,007)
Net income	60,078	60,460				$ 60,460			$ (382)
Exercise of share option and restricted shares vesting	2,759	2,759		$ 2,748						$ 11
Exercise of share option and restricted shares vesting (in shares)										10,792,736
Repurchase of ordinary shares	(87,323)	(87,323)		(87,242)						$ (81)
Repurchase of ordinary shares (in shares)										(80,728,137)
Balance at Dec. 31, 2014	1,102,379	1,102,638		1,224,393		$ (137,266)	$ 6,712	$ 7,774	$ (259)	$ 720	$ 305
Balance (in shares) at Dec. 31, 2014										720,040,971	305,388,450
Increase (Decrease) in Shareholders' Equity
Stock-based compensation	28,241	28,241		$ 28,241
Other comprehensive income	29,350	29,350						$ 29,350
Net income	(221,657)	(220,128)				$ (220,128)			$ (1,529)
Exercise of share option and restricted shares vesting	1,367	1,367		$ 1,362						$ 5
Exercise of share option and restricted shares vesting (in shares)										5,236,230
Repurchase of ordinary shares	$ (10,292)	(10,292)		(10,281)						$ (11)
Repurchase of ordinary shares (in shares)										(10,912,110)
Purchase of noncontrolling interest in Jiehun China		119		119					$ (119)
Decrease in equity interest of Wanmen		(751)		(751)					751
Balance at Dec. 31, 2015	$ 929,388	$ 930,544		$ 1,243,083		$ (357,394)	$ 6,712	$ 37,124	$ (1,156)	$ 714	$ 305
Balance (in shares) at Dec. 31, 2015										714,365,091	305,388,450